DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains (losses) recognized in other comprehensive income (loss) (effective portion)	$ 142	$ (415)	$ 146
Other Comprehensive Income (Loss) [Member]
Description of Location of Gain (Loss) on Foreign Currency Cash Flow Hedge Derivatives in Financial Statements	Other comprehensive income (loss)	Other comprehensive income (loss)
Gains (losses) recognized in other comprehensive income (loss) (effective portion)	$ 142	$ (415)
Other payables and accrued expenses [Member]
Description of Location of Foreign Currency Cash Flow Hedge Derivatives on Balance Sheet	Other payables and accrued expenses	Other payables and accrued expenses
Fair value of foreign exchange forward and options collar (cylinder) contracts	$ 0	$ (142)